Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Loan and Lease Portfolio, Excluding Loans Covered by FDIC Loss Share Agreements

The following table is a summary of the loan and lease portfolio, excluding purchased non-covered loans and covered loans, by principal category.

	December 31,
	2012		2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$272,052	12.9%	$260,402	13.9%
Non-farm/non-residential	807,906	38.1	708,766	37.7
Construction/land development	578,776	27.4	478,106	25.4
Agricultural	50,619	2.4	71,158	3.8
Multifamily residential	141,243	6.7	142,131	7.6

Total real estate	1,850,596	87.5	1,660,563	88.4
Commercial and industrial	159,804	7.6	120,048	6.4
Consumer	29,781	1.4	36,161	1.9
Direct financing leases	68,022	3.2	54,745	2.9
Other	7,631	0.3	8,966	0.4

Total loans and leases	$2,115,834	100.0%	$1,880,483	100.0%

Purchased Non-covered Loan Portfolio

The following table is a summary of the purchased non-covered loan portfolio, by principal category.

	December 31,
	2012		2011
	(Dollars in thousands)
Real estate	$29,283	70.5%	$71	1.5%
Commercial and industrial	5,333	12.8	631	13.1
Consumer	4,168	10.0	4,001	83.4
Other	2,750	6.7	96	2.0

Total	$41,534	100.0%	$4,799	100.0%